                                                                           MONEY
                                                                    MARKET FUNDS
                                                              SEMI-ANNUAL REPORT
                                      For the six months ended December 31, 1998


                                                        U.S. TREASURY SECURITIES
                                                               MONEY MARKET FUND

                                                         PRIME MONEY MARKET FUND

                                                     MUNICIPAL MONEY MARKET FUND

                                                OHIO MUNICIPAL MONEY MARKET FUND













                                                                          [LOGO]
                                                                THE ONE GROUP(R)
                                                                ----------------
                                                          FAMILY OF MUTUAL FUNDS

              IMPORTANT CUSTOMER INFORMATION. INVESTMENT PRODUCTS:


              o are not deposits or obligations of, or guaranteed by,
                BANK ONE CORPORATION or any of its affiliates,
              o are not insured by the FDIC, and                    [FDIC LOGO]
              o are subject to investment risks, including possible
                loss of the principal amount invested.

--------------------------------------------------------------------------------
Table of Contents
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                           DECEMBER 31, 1998

Portfolio Performance Review...............................................    2

Schedules of Portfolio Investments..........................................   4

Statements of Assets and Liabilities.......................................   14

Statements of Operations...................................................   15

Statements of Changes in Net Assets........................................   16

Notes to Financial Statements..............................................   18

Financial Highlights.......................................................   25

Portfolio Performance Review
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                           DECEMBER 31, 1998

ECONOMY CONTINUES TO GROW
The economy continued to grow at a solid pace during the second half of 1998, primarily due to robust consumer spending and the Federal Reserve's aggressive interest rate cuts. Third-quarter real GDP (Gross Domestic Product) growth reached 3.7%, and, while final numbers were not released as of this writing, it appears that fourth-quarter growth was approximately 4.0%. For the entire year, we expect GDP growth was 3.8%.

Employment growth also remained strong in the second half of the year, as non-farm payrolls grew by 1.4 million. Furthermore, employment growth actually accelerated in the final three months of the year. The unemployment rate ended the year at 4.3%, the lowest in more than 28 years.

INFLATION BARELY A FACTOR
Inflation, as measured by the Consumer Price Index, continued inching along at a favorable pace, increasing by only 1.8% (annualized) during the final six months of 1998. For all of 1998, inflation increased 1.6%.

Low inflation paved the way for lower interest rates, which were instrumental in the financial markets' strong performance in the final few months of the year.

FED TAKES ACTION
A key event of 1998's second half was the emerging markets crisis, which was sparked by the Russian default and currency devaluation on August 18. This crisis led to a dramatic risk aversion in the financial markets, as credit spreads widened to recessionary levels.

These events eventually resulted in three short-term rate cuts by the Federal Reserve--one quarter-point cut in September, one in October and one in November. The federal funds rate ended the year at 4.75%, down from 5.50% in mid-1998. Long-term rates also came down, with the 30-year U.S. Treasury bond yielding 5.09% at year-end, compared to 5.63% on June 30 and 5.92% on December 31, 1997.

The equity and fixed income markets responded enthusiastically to the Fed's accommodative monetary policy stance. On the equity side, the S&P 500 Index posted strong gains during the last four months of the year. For the bond market, the Fed's rate cuts helped restore some "normalcy" and investors showed renewed confidence in non-Treasury sectors.

TRADE PROBLEMS MEAN SLOWER GROWTH IN STORE
We believe economic growth should slow down in 1999, as the trade deficit widens and consumer spending relaxes from its current unsustainable level. Our forecast is for 2.0% real GDP growth in 1999.

The contagion effects resulting from the current financial crisis in Brazil will serve to widen the U.S. trade deficit, contributing to slower overall growth. While Brazil accounts for only 2.3% of U.S. exports, the country serves as the linchpin for all of Latin America, accounting for nearly 50% of the total Latin American economy. Because the region as a whole accounts for nearly 20% of all U.S. exports, our trade deficit should continue to widen as Latin America weakens.

Furthermore, Japan probably will continue to experience negative growth in 1999, putting additional pressure on U.S. exports. At the same time, imports should increase dramatically, as troubled countries try to strengthen their economies by selling their goods to other countries, such as the United States.

POSITIVE FORCES REMAIN IN PLACE
We think the Fed will lower short-term interest rates once or perhaps twice before the end of 1999. With economic growth slowing and the Fed in an easing mode, long-term rates should come down as well. Our forecast for the 30-year Treasury bond yield is 4.75% by year-end.

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                           DECEMBER 31, 1998

Falling interest rates along with continued low inflation should continue to promote positive performance for the financial markets. We believe there is no chance of recession developing in the near term. In fact, we are confident that the current expansion will last well into the year 2000, which would make this expansion the longest in U.S. history.

/s/ Anthony Chan
Anthony Chan, Ph.D.
Managing Director and Chief Economist
Banc One Investment Advisors Corporation

Past performance is no guarantee of future results.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
U.S. Treasury Securities Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
U.S. TREASURY OBLIGATIONS (8.9%):
U.S. Treasury Notes (8.9%):
$  50,000   8.88%, 2/15/99.....................  $   50,245
   50,000   5.88%, 2/28/99.....................      50,024
   50,000   6.25%, 3/31/99.....................      50,086
   25,000   5.88%, 3/31/99.....................      25,024
  140,000   7.00%, 4/15/99.....................     140,548
  100,000   6.38%, 5/15/99.....................     100,248
   75,285   6.38%, 1/15/00.....................      76,496
                                                 ----------
Total U.S. Treasury Obligations................     492,671
                                                 ----------
REPURCHASE AGREEMENTS (91.3%):
  150,000   Barclays De Zoette Wedd, 4.75%,
              1/4/99, (Collateralized by
              $138,928 various U.S. Treasury
              Securities, 0.00% -- 12.00%,
              8/15/99 -- 11/15/16, market value
              $153,000)........................     150,000
  250,000   CIBC/Wood Gundy, 4.50%, 1/4/99,
              (Collateralized by $220,962
              various U.S. Treasury Securities,
              5.88% -- 14.25%,
              11/15/99 -- 8/15/26, market value
              $255,907)........................     250,000
  200,000   Deutsche Morgan Grenfell, 4.90%,
              1/4/99, (Collateralized by
              $185,112 various U.S. Treasury
              Securities, 6.00% -- 8.75%,
              9/30/01 -- 2/15/26, market value
              $204,000)........................     200,000
  250,000   Donaldson, Lufkin & Jenrette,
              4.88%, 1/4/99, (Collateralized by
              $227,210 various U.S. Treasury
              Securities, 0.00% -- 8.50%,
              1/21/99 -- 8/15/27, market value
              $255,000)........................     250,000
   50,000   Goldman Sachs, 4.70%, 1/4/99,
              (Collateralized by $42,787
              various U.S. Treasury Securities,
              5.38% -- 8.00%,
              1/31/00 -- 11/15/21, market value
              $51,000).........................      50,000
  200,000   Goldman Sachs, 5.15%, 1/4/99,
              (Collateralized by $171,150
              various U.S. Treasury Securities,
              5.38% -- 8.00%,
              1/31/00 -- 11/15/21, market value
              $204,000)........................     200,000
  250,000   Greenwich Capital, Inc, 4.95%,
              1/4/99, (Collateralized by
              $183,154 various U.S. Treasury
              Securities, 6.13% -- 13.25%,
              11/15/03 -- 11/15/27, market
              value $255,002)..................     250,000

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
REPURCHASE AGREEMENTS, CONTINUED:
$ 250,000   J. P. Morgan Securities, 4.75%,
              1/4/99, (Collateralized by
              $212,550 various U.S. Treasury
              Securities, 3.63% -- 10.63%,
              4/30/02 -- 11/15/28, market value
              $255,000)........................  $  250,000
  250,000   Lehman Brothers, 4.75%, 1/4/99,
              (Collateralized by $227,700
              various U.S. Treasury Securities,
              4.50% -- 13.88%,
              1/15/99 -- 2/15/27, market value
              $254,927)........................     250,000
  200,000   Morgan Stanley, 5.00%, 1/4/99,
              (Collateralized by $192,069
              various U.S. Treasury Securities,
              0.00% -- 6.38%,
              1/21/99 -- 8/15/27, market value
              $204,002)........................     200,000
  200,000   Prudential Securities, 4.88%,
              1/4/99, (Collateralized by
              $189,290 various U.S. Treasury
              Securities, 0.00% -- 15.75%,
              3/4/99 -- 2/15/27, market value
              $204,000)........................     200,000
1,300,000   Societe Generale, 4.85%, 1/4/99,
              (Collateralized by $1,109,597
              various U.S. Treasury Securities,
              5.13% -- 13.88%,
              2/28/99 -- 2/15/27, market value
              $1,326,059)......................   1,300,000
  250,000   State Street Bank and Trust, 4.80%,
              1/4/99, (Collateralized by
              $221,555 various U.S. Treasury
              Securities, 5.63% -- 8.75%,
              4/30/00 -- 5/15/17, market value
              $255,144)........................     250,000
1,031,933   Westdeutsche Landesbank, 4.87%,
              1/4/99, (Collateralized by
              $871,844 various U.S. Treasury
              Securities, 5.25% -- 11.25%,
              1/31/00 -- 2/15/15, market value
              $1,055,526)......................   1,031,933
  200,000   Westdeutsche Landesbank, 4.94%,
              1/8/99, (Collateralized by
              $166,066 various U.S. Treasury
              Securities, 5.25% -- 11.25%,
              1/31/00 -- 2/15/15, market value
              $201,052)........................     200,000
                                                 ----------
  Total Repurchase Agreements                     5,031,933
                                                 ----------
Total (Amortized Cost $5,524,604)(a)             $5,524,604
                                                 ==========

------------

Percentages indicated are based on net assets of $5,511,361.

(a) Cost and value for federal income tax and financial reporting purposes are the same.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Prime Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
COMMERCIAL PAPER (66.6%):
Automotive (5.9%):
$  51,800   American Honda Finance Corp.,
              5.30%, 2/10/99...................  $   51,494
   25,500   Harley-Davidson Funding, 5.13%,
              1/20/99..........................      25,431
   26,900   Harley-Davidson Funding, 5.16%,
              1/21/99..........................      26,823
   11,700   Harley-Davidson Funding, 5.15%,
              1/25/99..........................      11,660
   16,155   Harley-Davidson Funding, 5.18%,
              1/26/99..........................      16,097
   20,000   Harley-Davidson Funding, 5.20%,
              3/16/99..........................      19,786
   38,300   Harley-Davidson Funding, 5.20%,
              3/18/99..........................      37,880
   25,000   Harley-Davidson Funding, 5.20%,
              3/22/99..........................      24,711
   25,000   Harley-Davidson Funding, 5.20%,
              3/23/99..........................      24,708
                                                 ----------
                                                    238,590
                                                 ----------
Banking (15.0%):
   25,000   AB Spintab, 5.49%, 2/18/99.........      24,817
   50,000   AB Spintab, 5.10%, 3/25/99.........      49,413
   50,000   AB Spintab, 4.91%, 6/21/99.........      48,834
  100,000   Banco Rio de la Plata S.A., 5.30%,
              2/4/99...........................      99,495
   81,000   Banco Rio de la Plata S.A., 5.30%,
              2/5/99...........................      80,578
   50,000   Den Danske Corp., 4.86%, 6/14/99...      48,893
   50,000   Deutsche Bank AG, 5.60%, 1/6/99....      49,961
   50,000   Deutsche Bank AG, 5.60%, 1/7/99....      49,953
   50,000   Swedbank, 5.49%, 2/5/99............      49,733
   50,000   Swedbank, 5.48%, 2/8/99............      49,711
   50,000   Swedbank, 5.05%, 5/10/99...........      49,095
                                                 ----------
                                                    600,483
                                                 ----------
Brokerage Services (5.0%):
   50,000   Lehman Brothers Holdings, Inc.,
              5.52%, 1/13/99...................      49,908
   50,000   Lehman Brothers Holdings, Inc.,
              5.52%, 2/17/99...................      49,640
   50,000   Lehman Brothers Holdings, Inc.,
              5.52%, 2/19/99...................      49,624
   53,500   Morgan Stanley Group, Inc., 5.33%,
              2/12/99..........................      53,167
                                                 ----------
                                                    202,339
                                                 ----------

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
COMMERCIAL PAPER, CONTINUED:
Computer Software (2.3%):
$  30,500   CSC Enterprises, 5.20%, 1/28/99....  $   30,381
   41,000   CSC Enterprises, 5.14%, 2/23/99....      40,689
   21,900   CSC Enterprises, 5.18%, 2/26/99....      21,724
                                                 ----------
                                                     92,794
                                                 ----------
Construction (1.5%):
   15,000   Cemex S.A. de CV, 5.37%, 2/8/99....      14,915
   45,000   Cemex S.A. de CV, 5.17%, 2/9/99....      44,748
                                                 ----------
                                                     59,663
                                                 ----------
Electrical & Electronic (1.1%):
   35,000   Hitachi Credit America Corp.,
              5.70%, 1/19/99...................      34,900
   10,000   Hitachi Credit America Corp.,
              5.70%, 1/22/99...................       9,967
                                                 ----------
                                                     44,867
                                                 ----------
Financial Services (19.2%):
   25,000   Concord Minutemen Capital Co.,
              L.L.C., 5.45%, 1/27/99...........      24,902
   54,270   Concord Minutemen Capital Co.,
              L.L.C., 5.25%, 3/4/99............      53,779
   25,000   Concord Minutemen Capital Co.,
              L.L.C., 5.03%, 3/19/99...........      24,728
   35,000   Concord Minutemen Capital Co.,
              L.L.C., 5.25%, 3/23/99...........      34,587
   50,000   Lexington Parker Capital Co.,
              L.L.C., 5.30%, 1/21/99...........      49,853
   40,000   Moat Funding, L.L.C., 5.32%,
              1/15/99..........................      39,917
   17,529   Moat Funding, L.L.C., 5.65%,
              1/27/99..........................      17,457
   35,000   Moat Funding, L.L.C., 5.37%,
              1/28/99..........................      34,859
   20,000   Moat Funding, L.L.C., 5.47%,
              2/10/99..........................      19,878
   15,000   Moat Funding, L.L.C., 5.50%,
              2/12/99..........................      14,904
   10,000   Moat Funding, L.L.C., 5.40%,
              2/16/99..........................       9,931
   50,000   Moat Funding, L.L.C., 5.55%,
              2/24/99..........................      49,584
   18,000   Moat Funding, L.L.C., 5.20%,
              3/12/99..........................      17,818
   50,000   Monte Rosa Capital Corp., 5.46%,
              2/16/99..........................      49,651
   56,164   Old Line Funding Corp., 5.60%,
              1/14/99..........................      56,050
   32,710   Repeat Offering Securities Entity,
              Inc., 5.40%, 1/11/99.............      32,661
   50,000   Repeat Offering Securities Entity,
              Inc., 5.49%, 2/26/99.............      49,573
   50,000   Special Purpose Accounts Receivable
              Cooperative Corp., 5.27%,
              3/3/99...........................      49,554

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Prime Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
COMMERCIAL PAPER, CONTINUED:
Financial Services, continued:
$  75,000   Special Purpose Accounts Receivable
              Cooperative Corp., 5.27%,
              3/10/99..........................  $   74,253
   50,000   Special Purpose Accounts Receivable
              Cooperative Corp., 5.27%,
              3/12/99..........................      49,488
   17,000   Special Purpose Accounts Receivable
              Cooperative Corp., 5.15%,
              4/15/99..........................      16,747
                                                 ----------
                                                    770,174
                                                 ----------
Gas & Electric Utility (0.7%):
   30,000   Duke Capital Corp., 5.53%,
              1/4/99...........................      29,986
                                                 ----------
Insurance (4.3%):
   65,000   Aetna Services, Inc., 5.64%,
              1/12/99..........................      64,888
   57,000   Aetna Services, Inc., 5.40%,
              1/19/99..........................      56,844
   50,000   Aetna Services, Inc., 5.22%,
              1/22/99..........................      49,848
                                                 ----------
                                                    171,580
                                                 ----------
Office Equipment & Services (1.1%):
   30,000   Xerox Capital de Mexico S.A. de CV,
              5.34%, 2/3/99....................      29,853
   15,500   Xerox Capital de Mexico S.A. de CV,
              5.40%, 2/19/99...................      15,386
                                                 ----------
                                                     45,239
                                                 ----------
Oil & Gas Exploration (1.2%):
   30,000   Petrobras International Finance
              Co., 5.12%, 3/26/99..............      29,642
   17,000   Petrobras International Finance
              Co., 5.07%, 5/10/99..............      16,691
                                                 ----------
                                                     46,333
                                                 ----------
Pharmaceuticals (4.5%):
   62,500   Akzo Nobel, Inc., 5.11%, 2/22/99...      62,039
   10,000   Akzo Nobel, Inc., 5.16%, 2/23/99...       9,924
   25,000   Akzo Nobel, Inc., 5.13%, 2/25/99...      24,804
   22,000   Akzo Nobel, Inc., 5.11%, 3/8/99....      21,794
   25,000   Akzo Nobel, Inc., 5.10%, 3/15/99...      24,741
   38,000   Akzo Nobel, Inc., 5.09%, 3/17/99...      37,597
                                                 ----------
                                                    180,899
                                                 ----------
Real Estate (4.8%):
   55,000   Countrywide Home Loans, 5.35%,
              1/4/99...........................      54,975
   25,000   Countrywide Home Loans, 5.25%,
              1/27/99..........................      24,905
   50,000   Countrywide Home Loans, 5.22%,
              1/29/99..........................      49,792

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
COMMERCIAL PAPER, CONTINUED:
Real Estate, continued:
$  25,000   Countrywide Home Loans, 5.32%,
              2/11/99..........................  $   24,849
   40,000   Countrywide Home Loans, 5.20%,
              3/5/99...........................      39,636
                                                 ----------
                                                    194,157
                                                 ----------
  Total Commercial Paper                          2,677,104
                                                 ----------
CORPORATE NOTES & BONDS (9.1%):
Banking (0.6%):
   26,000   Abbey National, 5.72%, 6/11/99.....      25,991
                                                 ----------
Brokerage Services (1.2%):
   50,000   Bear Stearns Co., Inc., 5.51%,
              5/14/99*.........................      50,000
                                                 ----------
Computer Hardware (1.2%):
   50,000   IBM Credit Corp., 5.45%, 2/18/99...      49,992
                                                 ----------
Financial Services (6.1%):
   58,000   Racers Series 1998-MM-7-1, 5.53%,
              8/13/99*.........................      58,000
   12,500   Racers Series 1998-MM-8-3, 5.76%,
              1/20/99*.........................      12,500
  170,000   Racers Series 1998-MM-8-3, 5.66%,
              1/20/99*.........................     170,000
                                                 ----------
                                                    240,500
                                                 ----------
  Total Corporate Notes & Bonds                     366,483
                                                 ----------
FUNDING AGREEMENTS (12.0%):
   50,000   Allstate Life Insurance Co., 5.24%,
              2/1/99*..........................      50,000
  100,000   First Allamerica Financial Life
              Insurance Co., 5.31%, 9/21/99*...     100,000
  160,000   General American Life Insurance
              Co., 5.24%, 11/19/99*............     160,000
   60,000   Peoples Security Life Insurance
              Co., 5.44%, 4/1/99*..............      60,000
   50,000   Providian Life & Health Insurance
              Co., 5.38%, 2/12/99*.............      50,000
   35,000   Providian Life & Health Insurance
              Co., 5.38%, 3/1/99*..............      35,000
   25,000   Providian Life & Health Insurance
              Co., 5.38%, 4/30/99*.............      25,000
                                                 ----------
  Total Funding Agreements                          480,000
                                                 ----------
YANKEE & EURODOLLAR (5.2%):
Banking (5.2%):
   25,000   Canadian Imperial Bank of Commerce,
              5.64%, 3/2/99....................      24,997
   25,000   Canadian Imperial Bank of Commerce,
              5.69%, 3/10/99...................      24,999
   30,000   Deutsche Bank A.G., 5.66%,
              3/26/99..........................      29,997
   25,000   Deutsche Bank A.G., 5.70%,
              6/7/99...........................      24,994

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Prime Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
YANKEE & EURODOLLAR, CONTINUED:
Banking, continued:
$  27,000   National Westminster Bank, 5.71%,
              4/16/99..........................  $   26,997
   25,000   Societe Generale, 5.73%, 3/29/99...      24,997
   25,000   Swiss Bank Corp., 5.64%, 2/26/99...      24,998
   25,000   Swiss Bank Corp., 5.81%, 4/29/99...      24,995
                                                 ----------
  Total Yankee & Eurodollar                         206,974
                                                 ----------
REPURCHASE AGREEMENTS (7.2%):
  106,370   Lehman Brothers, 5.10%, 1/4/99
              (Collateralized by $107,875
              various U.S. Government
              Securities, 0.00% -- 8.02%,
              11/17/99 -- 11/29/19, market
              value $108,469)..................     106,370

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
REPURCHASE AGREEMENTS, CONTINUED:
$ 183,000   Prudential Securities, 5.07%,
              1/4/99 (Collateralized by
              $350,857 various U.S. Government
              Securities, 4.91% -- 9.88%,
              6/1/07 -- 11/1/35, market value
              $188,390)........................  $  183,000
                                                 ----------
  Total Repurchase Agreements                       289,370
                                                 ----------
Total (Amortized Cost $4,019,931)(a)             $4,019,931
                                                 ==========

------------

Percentages indicated are based on net assets of $4,014,522.

(a) Cost and value for federal income tax and financial reporting purposes are the same.

 * Variable rate securities. The interest rate, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 1998.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Municipal Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
DAILY DEMAND NOTES (0.5%):
Alabama (0.5%):
$   3,200   Phenix City, IDR for Mead, AMT,
              4.90%, 3/1/31, LOC: Bayerische
              Landesbank*......................  $    3,200
                                                 ----------
Washington (0.0%):
      100   Health Care Facilities, Fred
              Hutchinson, Series A, 5.30%,
              1/1/18, LOC: Morgan Guaranty*....         100
                                                 ----------
  Total Daily Demand Notes                            3,300
                                                 ----------
MONTHLY DEMAND NOTES (2.4%):
Indiana (2.4%):
   17,100   Gary Environmental Improvement
              Revenue, U.S. Steel Corp.
              Project, 3.50%, 7/15/02, LOC:
              Bank of Nova Scotia*.............      17,100
                                                 ----------
  Total Monthly Demand Notes                         17,100
                                                 ----------
MUNICIPAL NOTES (14.8%):
California (1.4%):
   10,000   Los Angeles County, TRAN, Series A,
              4.50%, 6/30/99...................      10,039
                                                 ----------
Colorado (2.5%):
   17,000   State of Colorado Transportation,
              4.00%, 6/25/99...................      17,034
                                                 ----------
Indiana (0.2%):
    1,500   Bond Bank, Advance Funding Notes,
              Series A2, 4.00%, 1/20/99, LOC:
              LaSalle National Bank............       1,500
                                                 ----------
Kentucky (1.3%):
    9,500   Asset Liability Commission General
              Fund, TRAN, 98-A, 4.50%,
              6/25/99..........................       9,541
                                                 ----------
Ohio (0.2%):
    1,750   University of Cincinnati, General
              Receipts, BAN, 3.26%, 12/21/99...       1,754
                                                 ----------
Oregon (0.8%):
    6,000   State Housing and Community
              Services, 3.75%, 5/13/99.........       6,000
                                                 ----------
Pennsylvania (0.9%):
    5,000   Pennsylvania State University,
              Series A, 4.50%, 3/30/99.........       5,012
    1,400   West Allegheny, School District,
              GO, 6.60%, 2/1/99................       1,403
                                                 ----------
                                                      6,415
                                                 ----------
Puerto Rico (1.0%):
    7,000   RAN, Series 99A, 3.50%, 7/30/99....       7,026
                                                 ----------
Tennessee (0.7%):
    5,000   State Local Development Authority,
              4.00%, 5/19/99...................       5,005
                                                 ----------

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
MUNICIPAL NOTES, CONTINUED:
Wisconsin (5.8%):
$  15,000   Milwaukee, Series 1998-A, 5.00%,
              2/25/99..........................  $   15,041
    5,000   State Operating Notes, 4.50%,
              6/15/99..........................       5,021
   10,500   Waukesha School District Tax &
              Revenue, 3.90%, 8/20/99..........      10,519
   10,000   West Allis-West, School District
              RAN, 3.60%, 9/21/99..............      10,019
                                                 ----------
                                                     40,600
                                                 ----------
  Total Municipal Notes                             104,914
                                                 ----------
PUT BONDS (3.6%):
Arizona (2.2%):
   15,000   Cochise County, PCR, Arizona
              Electric Power Corp., Series A,
              AMT, 3.55%, 9/1/24*..............      15,000
                                                 ----------
Florida (0.8%):
    6,000   Putnam County, Development
              Authority, Seminole Electric Co.,
              3.65%, 12/15/09*.................       6,000
                                                 ----------
Georgia (0.1%):
    1,000   Marietta Multi-Family Housing
              Revenue, Falls at Bells Berry
              Project, 3.95%, 1/15/09*.........       1,000
                                                 ----------
Oregon (0.5%):
    3,235   State Housing and Community
              Mortgage Revenue, Series 1,
              3.15%, 12/2/99...................       3,235
                                                 ----------
  Total Put Bonds                                    25,235
                                                 ----------
TAX FREE COMMERCIAL PAPER (16.7%):
Alabama (1.1%):
    8,000   Phenix IDR, Mead Paper, AMT, 3.10%,
              2/4/99, LOC: ABN AMRO............       8,000
                                                 ----------
Arizona (1.2%):
    4,000   Mesa Municipal Development Corp.,
              Series 85, 3.05%, 1/20/99, LOC:
              Westdeutsche Landesbank..........       4,000
    4,850   Mesa Municipal Development Corp.,
              Series 85, 3.05%, 3/11/99, LOC:
              Westdeutsche Landesbank..........       4,850
                                                 ----------
                                                      8,850
                                                 ----------
Colorado (0.6%):
    4,400   Platte River, Electric Power
              Authority, Series 93, 3.60%,
              1/14/99, LIQ: Morgan Guaranty
              Trust............................       4,400
                                                 ----------

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Municipal Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
TAX FREE COMMERCIAL PAPER, CONTINUED:
Missouri (0.7%):
$   5,000   State Environmental Authority,
              Union Electric Co., 3.05%,
              1/21/99, LOC: Union Bank of
              Switzerland......................  $    5,000
                                                 ----------
Nevada (2.2%):
    5,000   Las Vegas Water District GO Notes,
              Series A, 3.60%, 2/3/99, LOC:
              Union Bank of Switzerland........       5,000
   10,000   Las Vegas Water District GO Notes,
              Series A, 3.00%, 2/3/99, LOC:
              Union Bank of Switzerland........      10,000
                                                 ----------
                                                     15,000
                                                 ----------
Ohio (1.5%):
    2,800   Toledo Lucas County, CSX
              Transportation, 3.10%, 1/7/99,
              LOC: Bank of Nova Scotia.........       2,800
    8,000   Toledo Lucas County, CSX
              Transportation, 3.10%, 2/1/99,
              LOC: Bank of Nova Scotia.........       8,000
                                                 ----------
                                                     10,800
                                                 ----------
Pennsylvania (0.6%):
    4,600   Delaware County, Philadelphia
              Electric, Series 88A, 3.30%
              1/22/99, FGIC....................       4,600
                                                 ----------
Texas (7.1%):
    5,000   Brazos River Authority, Texas
              Utilities, 3.40%, 1/11/99, LOC:
              Canadian Imperial Bank of
              Commerce.........................       5,000
   20,000   Brazos River Authority, Texas
              Utilities, 3.65%, 2/8/99, LOC:
              Canadian Imperial Bank of
              Commerce.........................      20,000
    9,500   Public Finance Authority, GO,
              Series 93-A, 3.25%, 1/12/99, LIQ:
              Union Bank of Switzerland........       9,500
   15,000   TRAN, Series 1998, 2.95%,
              7/15/99..........................      15,000
                                                 ----------
                                                     49,500
                                                 ----------
West Virginia (1.1%):
    3,000   State Public Authority Energy
              Revenue, Morgantown Assoc.
              Project, AMT, 3.05%, 2/2/99, LOC:
              Swiss Bank.......................       3,000
    4,500   State Public Authority Energy
              Revenue, Morgantown Assoc.
              Project, AMT, 3.50%, 2/10/99 LOC:
              Swiss Bank.......................       4,500
                                                 ----------
                                                      7,500
                                                 ----------

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
TAX FREE COMMERCIAL PAPER, CONTINUED:
Wyoming (0.6%):
$   4,600   Sweetwater County, PCR, Series
              88-A, 3.10%, 1/13/99, LOC: Union
              Bank of Switzerland..............  $    4,600
                                                 ----------
  Total Tax Free Commercial Paper                   118,250
                                                 ----------
WEEKLY DEMAND NOTES (61.3%):
Arkansas (1.6%):
    8,100   Clark County, Solid Waste Disposal
              Revenue, Reynolds Metals Co.
              Project, AMT, 4.05%, 8/1/22, LOC:
              SunTrust Bank*...................       8,100
    2,900   Clark County, Solid Waste Disposal
              Revenue, AMT, 4.05%, 8/1/22, LOC:
              SunTrust Bank*...................       2,900
                                                 ----------
                                                      2,900
                                                 ----------
Colorado (3.5%):
    5,600   Student Obligation Bond Authority,
              AMT, 3.95%, 7/1/20, SLMA*........       5,600
   18,900   Student Obligation Bond Authority,
              Series 90-A, AMT, 3.95%, 9/1/24,
              SLMA*............................      18,900
                                                 ----------
                                                     24,500
                                                 ----------
District of Columbia (1.4%):
    9,705   Metro Washington D.C. Airports
              Authority Trust Receipts, 4.20%,
              10/1/16, LIQ: Societe
              Generale*........................       9,705
                                                 ----------
Florida (1.3%):
    9,500   Board of Education, 1998 Series C,
              4.25%, 6/1/10, LIQ: Credit Suisse
              First Boston*....................       9,500
                                                 ----------
Georgia (6.2%):
    8,555   Crisp County, Solid Waste, Series
              1998, 4.15%, 1/1/02, FSA.........       8,555
   15,325   GO, Series 45-A, 4.25%, 7/1/09,
              LIQ: Credit Suisse First
              Boston*..........................      15,325
   16,225   GO, Series 45-B, 4.25%, 7/1/09,
              LIQ: Credit Suisse First
              Boston*..........................      16,225
    3,735   Gwinnett County Housing Authority,
              Herrington Woods Apts., Series
              96A, AMT, 4.15%, 9/15/26, LOC:
              KeyBank*.........................       3,735
                                                 ----------
                                                     43,840
                                                 ----------

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Municipal Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
WEEKLY DEMAND NOTES, CONTINUED:
Illinois (9.0%):
$  17,900   Chicago O'Hare International
              Airport Revenue, Second Lien,
              Series B, AMT, 4.10%, 1/1/18,
              LOC: Societe Generale*...........  $   17,900
   10,000   Chicago School Board of Education,
              Series 3, 4.10%, 12/1/27,
              AMBAC*...........................      10,000
   10,000   Chicago School Reform Board, GO,
              Series 97-A, 4.10%, 12/1/30,
              AMBAC*...........................      10,000
    5,200   Development Finance Authority
              Revenue, Aurora Central Catholic
              High School, 4.05%, 4/1/24, LOC:
              Northern Trust*..................       5,200
    3,700   Development Finance Authority
              Revenue, Presbyterian Home Lake
              Forrest Place Project, 4.05%,
              9/1/31, LOC: LaSalle National
              Bank*............................       3,700
    5,800   Development Finance Authority
              Revenue, Special Facility, Little
              City Foundation, 4.05%, 2/1/19,
              LOC: LaSalle National Bank*......       5,800
    1,620   Development Finance Authority
              Revenue, St. Paul's House
              Project, 4.05%, 2/1/25, LOC:
              LaSalle National Bank*...........       1,620
    7,640   Jacksonville Industrial Project
              Revenue, AGI, Inc. Project, AMT,
              4.25%, 2/1/26, LOC: Bank of
              America*.........................       7,640
    2,000   Orland Hills, Multi Family Mortgage
              Revenue, 88th Avenue Project,
              4.05%, 12/1/04, LOC: LaSalle
              National Bank*...................       2,000
                                                 ----------
                                                     63,860
                                                 ----------
Indiana (2.7%):
    3,150   Jasper Economic Development
              Revenue, Best Chairs, Inc.
              Project, AMT, 4.20%, 3/1/19, LOC:
              PNC Bank*........................       3,150
   16,200   Rockport, PCR, Indiana & Michigan
              Electric Co., Series A, 4.05%,
              8/1/14, LOC: Swiss Bank*.........      16,200
                                                 ----------
                                                     19,350
                                                 ----------
Kentucky (0.5%):
    3,500   Mayfield, League of Cities Lease
              Finance Program 96, 4.10%,
              7/1/26, LOC: PNC Bank*...........       3,500
                                                 ----------

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
WEEKLY DEMAND NOTES, CONTINUED:
Louisiana (0.4%):
$   2,700   Public Facilities, Sisters of
              Charity, 4.05%, 7/1/23*..........  $    2,700
                                                 ----------
Maryland (0.3%):
    2,200   State Industrial Development
              Finance Authority, Liberty
              Medical Center Project, 4.10%,
              7/1/18, LOC: NationsBank, NA*....       2,200
                                                 ----------
Massachusetts (3.4%):
   23,860   St. Grant Anticipation Notes, Trust
              Receipts, Series A36, 4.10%,
              12/15/17, MBIA*..................      23,860
                                                 ----------
Michigan (5.6%):
   20,500   Higher Education Student Loan,
              Series B, AMT, 3.95%, 10/1/13,
              AMBAC*...........................      20,500
    2,795   State Strategic Fund, Limited
              Obligation, Wayne Disposal
              Oakland Project, AMT, 4.15%,
              3/1/05, LOC: Credit Suisse First
              Boston*..........................       2,795
    3,000   State Strategic Fund, Van Andel
              Research Institute Project,
              4.15%, 11/1/27 LOC: Michigan
              National Bank*...................       3,000
   13,540   Wayne County Airport Revenue
              (Detroit Airport), Series B, AMT,
              3.95%, 12/1/16, LOC: Bayerische
              Landesbank*......................      13,540
                                                 ----------
                                                     39,835
                                                 ----------
Minnesota (2.9%):
   20,560   State GO, Series 106, 4.25%,
              11/1/18, LIQ: Morgan
              Guaranty-SBPA*...................      20,560
                                                 ----------
North Carolina (0.7%):
    5,000   Mecklenburg County, Series C,
              4.00%, 2/1/17, LOC: First Union
              National Bank*...................       5,000
                                                 ----------
Ohio (8.2%):
    3,000   City of Cleveland, Airport System
              Revenue Bonds, Series 1997D, AMT,
              4.00%, 1/1/27, LOC: Toronto
              Dominion Bank*...................       3,000
   14,200   State Air Quality Development
              Authority, JMG Funding Ltd.
              Partnership, Series A, AMT,
              4.05%, 4/1/28, LOC: Societe
              Generale*........................      14,200
    3,700   State Air Quality Development
              Authority, JMG Funding Ltd.
              Partnership, AMT, 4.05%, 4/1/29,
              LOC: Societe Generale*...........       3,700

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Municipal Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
WEEKLY DEMAND NOTES, CONTINUED:
Ohio (8.2%), continued:
$  33,300   Student Loan Funding Corp.,
              Cincinnati, Series 98-A2, AMT,
              4.05%, 8/1/10, LIQ: Bank of
              America*.........................  $   33,300
    3,535   Warren County, Health Care, 4.00%,
              7/1/23, LOC: Fifth Third Bank*...       3,535
                                                 ----------
                                                     57,735
                                                 ----------
Pennsylvania (1.2%):
    2,500   Philadelphia Redevelopment
              Authority Revenue, 4.10%,
              12/1/03, LOC: PNC Bank*..........       2,500
    6,300   State Economic Development Finance
              Authority Revenue, Series 98D,
              4.20%, 6/1/10, LOC: PNC Bank*....       6,300
                                                 ----------
                                                      8,800
                                                 ----------
South Carolina (0.2%):
    1,700   Cherokee County, Industrial
              Revenue, Oshkosh Truck Corp.
              Project, AMT, 4.10%, 8/1/19, LOC:
              Bank of Nova Scotia*.............       1,700
                                                 ----------
Tennessee (2.1%):
   10,500   Montgomery County, Public Building,
              4.05%, 7/1/19, LOC:
              NationsBank*.....................      10,500
    4,100   Nashville & Davidson County, Health
              and Education Facilities Board
              Revenue, Belmont University
              Project, 4.00%, 12/1/22*.........       4,100
                                                 ----------
                                                     14,600
                                                 ----------

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
WEEKLY DEMAND NOTES, CONTINUED:
Texas (6.5%):
$  14,100   Capital Health Facilities
              Development Corp., Island on Lake
              Travis Ltd. Project, AMT, 3.95%,
              12/1/16, LOC: Credit Suisse First
              Boston*..........................  $   14,100
   22,800   Panhandle Plains Higher Education
              Inc., Student Loan Revenue,
              Series A, AMT, 3.95% 6/1/21,
              SLMA*............................      22,800
    9,400   Panhandle Plains Higher Education
              Inc., Student Loan Revenue,
              Series A, AMT, 3.95%, 6/1/23,
              SLMA*............................       9,400
                                                 ----------
                                                     46,300
                                                 ----------
Virginia (0.5%):
    3,500   Bedford County, Allen Group, Inc.
              IDR, AMT, 4.15%, 8/1/16, LOC:
              Dresdner Bank*...................       3,500
                                                 ----------
Wisconsin (3.1%):
   22,070   Southeast Professional Baseball
              Park, Series 104, 4.30%,
              12/15/23.........................      22,070
                                                 ----------
  Total Weekly Demand Notes                         434,115
                                                 ----------
Total (Amortized Cost $702,914)(a)               $  702,914
                                                 ==========

------------

Percentages indicated are based on net assets of $708,002.
(a) Cost and value for federal income tax and financial reporting purposes are the same.
 * Variable rate securities having liquidity agreements. The interest rate, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 1998.

AMBAC      Insured by AMBAC Indemnity Corp.
AMT        Alternative Minimum Tax Paper
BAN        Bond Anticipation Notes
FGIC       Insured by Financial Guaranty Insurance Corp.
FSA        Insured by Financial Security Assurance
GO         General Obligation
IDR        Industrial Development Revenue
LIQ        Liquidity Agreement
LOC        Letter of Credit
MBIA       Insured by Municipal Bond Insurance Association
PCR        Pollution Control Revenue
RAN        Revenue Anticipation Notes
SBPA       Stand by Bond Purchase Agreement
SLMA       Student Loan Marketing Association
TRAN       Tax Revenue Anticipation Notes

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Ohio Municipal Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

PRINCIPAL                                         AMORTIZED
  AMOUNT            SECURITY DESCRIPTION             COST
----------   -----------------------------------  ----------
 ANTICIPATION NOTES (11.5%):
Ohio (11.5%):
 $ 2,200     Butler County, GO, 4.10%, 7/8/99...   $  2,204
   2,700     Orange City School District, 3.46%,
               8/18/99..........................      2,706
   1,500     Sycamore Community School District,
               4.20%, 6/29/99...................      1,508
   1,100     Union County, Colt Waterline
               Construction, GO, Series B,
               4.01%, 6/17/99...................      1,101
   3,250     University of Cincinnati, General
               Receipts, 3.26%, 12/21/99........      3,258
   3,250     University of Cincinnati, General
               Receipts, Series AJ, 3.80%,
               3/1/99...........................      3,251
                                                   --------
  Total Anticipation Notes                           14,028
                                                   --------
DAILY DEMAND NOTES (0.9%):
Ohio (0.9%):
     400     Paulding, Solid Waste, Lafarge
               Corp., 5.10%, 8/1/26, LOC: Royal
               Bank of Canada*..................        400
     400     State, PCR, 5.00%, 5/1/22, GTY:
               British Petroleum*...............        400
     300     Water Development Authority, Series
               B, Mead Paper Co., 4.90%,
               11/1/15, LOC: Bank of America*...        300
                                                   --------
  Total Daily Demand Notes                            1,100
                                                   --------
MONTHLY DEMAND NOTES (3.9%):
Ohio (3.9%):
   4,800     Housing Finance Agency, Kenwood
               Retirement Project, 3.50%,
               12/1/15, LOC: Morgan Guaranty*...      4,800
                                                   --------
  Total Monthly Demand Notes                          4,800
                                                   --------
MUNICIPAL BONDS (13.0%):
Ohio (8.9%):
   1,500     Butler County, 4.02%, 3/19/99......      1,501
   1,000     Butler County, 3.50%, 3/19/99......      1,001
   1,400     Dublin City School District, 3.99%,
               4/14/99..........................      1,401
   2,000     Pickerington Local School District,
               4.04%, 1/22/99...................      2,000
   5,000     Wyoming City School District,
               4.64%, 1/13/99...................      5,003
                                                   --------
                                                     10,906
                                                   --------
Puerto Rico (4.1%):
   5,000     RAN, Series 99-A, 3.50%, 7/30/99...      5,018
                                                   --------
  Total Municipal Bonds                              15,924
                                                   --------

PRINCIPAL                                         AMORTIZED
  AMOUNT            SECURITY DESCRIPTION             COST
----------   -----------------------------------  ----------
TAX FREE COMMERCIAL PAPER (8.3%):
Ohio (8.3%):
 $ 2,000     State Air Quality Development
               Authority, Cleveland Electric
               Illuminating Co., Series B,
               3.00%, 1/4/99....................   $  2,000
   1,500     State Air Quality Development
               Authority, Cleveland Electric
               Illuminating Co., Series B,
               3.60%, 1/22/99, FGIC.............      1,500
   3,000     State Air Quality Development
               Authority, Cleveland Electric
               Illuminating Co., Series B,
               3.10%, 2/9/99....................      3,000
     300     Toledo Lucas County, CSX
               Transportation, 3.15%, 1/19/99,
               LOC: Bank of Nova Scotia.........        300
   3,400     Water Development Authority, CEI
               Co., 3.80%, 2/1/99, FGIC.........      3,400
                                                   --------
  Total Tax Free Commercial Paper                    10,200
                                                   --------
WEEKLY DEMAND NOTES (62.8%):
Ohio (60.3%):
   4,000     Cleveland Airport System, Series D,
               Airport Revenue, AMT, 4.00%,
               1/1/27, LOC: Toronto Dominion
               Bank*............................      4,000
   5,000     Cleveland Stadium Project, 4.10%,
               11/15/22, AMBAC*.................      5,000
   6,000     Clinton County, Hospital Revenue,
               4.00%, 6/1/28, LOC: Fifth Third
               Bank*............................      6,000
     300     Cuyahoga County, IDR, Allen Group,
               Inc., 4.00%, 4/1/12, LOC:
               Dresdner Bank AG*................        300
   4,335     Cuyahoga County, Revenue, 4.15%,
               12/1/12, LOC: National City
               Bank*............................      4,335
   1,100     Franklin County, Inland Products,
               Inc., 4.20%, 6/1/04, LOC: PNC
               Bank*............................      1,100
   1,500     Hamilton County, Hospital
               Facilities Revenue, Children's
               Hospital Medical Center, 4.00%,
               5/15/17, LOC: PNC Bank*..........      1,500
   3,125     Hamilton County, Hospital
               Facilities Revenue, Health
               Alliance of Cincinnati, Series B,
               4.00%, 1/1/18, MBIA*.............      3,125
   1,000     Hamilton County, Hospital
               Facilities Revenue, Health
               Alliance, Series F, 4.00%,
               1/1/18, MBIA*....................      1,000
   3,000     Housing Finance Agency, Spring
               Valley Apartments, 3.65%,
               12/15/29, LOC: Key Bank*.........      3,000

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Ohio Municipal Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

PRINCIPAL                                         AMORTIZED
  AMOUNT            SECURITY DESCRIPTION             COST
----------   -----------------------------------  ----------
WEEKLY DEMAND NOTES, CONTINUED:
Ohio, continued:
 $ 5,000     Montgomery County, Revenue, 4.15%,
               1/1/29, LOC: Federal Home Loan
               Bank*............................   $  5,000
   5,000     Ohio Housing Finance Agency,
               Project 98 A-1, 4.05%, 7/1/18,
               LOC: U.S. Bank, N.A.*............      5,000
   6,400     Ohio State University, General
               Receipts, 3.90%, 12/1/07*........      6,400
   1,950     Ross County, Hospital Facilities,
               Medical Center Project, 4.00%,
               12/1/20, LOC: Fifth Third
               Bank*............................      1,950
   2,125     Ross County, Hospital Revenue,
               4.00%, 12/1/23, LOC: Fifth Third
               Bank*............................      2,125
   3,600     State Air Quality Development
               Authority, JMG Funding Ltd.
               Partnership, AMT, 4.05%, 4/1/29,
               LOC: Societe Generale*...........      3,600
   4,400     State Air Quality Development
               Authority, JMG Funding Ltd.
               Partnership, Series A, AMT,
               4.05%, 4/1/28, LOC: Societe
               Generale*........................      4,400

PRINCIPAL                                         AMORTIZED
  AMOUNT            SECURITY DESCRIPTION             COST
----------   -----------------------------------  ----------
WEEKLY DEMAND NOTES, CONTINUED:
Ohio, continued:
 $ 2,800     State Air Quality Development
               Authority, Revenue Bond, Timken
               Co. Project, AMT, 4.15%, 6/1/01,
               LOC: Wachovia Bank*..............   $  2,800
   1,300     State Higher Educational
               Facilities, Oberlin College,
               3.95%, 10/1/15, SBPA: Morgan
               Guaranty*........................      1,300
   5,200     State Water Development Authority,
               Timken Co. Project, 4.15%,
               6/1/01, LOC: Wachovia Bank*......      5,200
   6,500     Student Loan Funding Corp.
               Cincinnati, Series 1998-A2,
               4.05%, 8/1/10, LOC: Bank of
               America*.........................      6,500
                                                   --------
                                                     73,635
                                                   --------
Puerto Rico (2.5%):
   3,000     Highway Transportation Revenue,
               4.00%, 7/1/38, MBIA*.............      3,000
                                                   --------
  Total Weekly Demand Notes                          76,635
                                                   --------
Total (Amortized Cost $122,687) (a)                $122,687
                                                   ========

------------

Percentages indicated are based on net assets of $122,242.

(a) Cost and value for federal income tax and financial reporting purposes are the same.

 * Variable rate securities having liquidity agreements. The interest rate, which will change periodically, is based an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 1998.

AMBAC    Insured by AMBAC Indemnity Corp.
AMT      Alternative Minimum Tax Paper
FGIC     Insured by Financial Guaranty Insurance Corp.
GO       General Obligation
GTY      Guaranty
IDR      Industrial Development Revenue
LOC      Letter of Credit
MBIA     Insured by Municipal Bond Insurance Association
PCR      Pollution Control Revenue
RAN      Revenue Anticipation Note
SBPA     Stand by Bond Purchase Agreement

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES                           DECEMBER 31, 1998
(Amounts in thousands, except per share amounts)
(Unaudited)

                                                U.S. TREASURY                                     OHIO
                                                 SECURITIES        PRIME        MUNICIPAL      MUNICIPAL
                                                MONEY MARKET    MONEY MARKET   MONEY MARKET   MONEY MARKET
                                                    FUND            FUND           FUND           FUND
                                                -------------   ------------   ------------   ------------
ASSETS:
Investments, at amortized cost................   $  492,671      $3,730,561      $702,914       $122,687
Repurchase agreements, at cost................    5,031,933         289,370            --             --
                                                 ----------      ----------      --------       --------
Total.........................................    5,524,604       4,019,931       702,914        122,687
Cash..........................................            1              --         2,219             --
Interest receivable...........................       11,267          13,241         5,246            723
Receivable for shares issued..................           --               1            --             --
Prepaid expenses and other assets.............           52              34             7              1
                                                 ----------      ----------      --------       --------
TOTAL ASSETS..................................    5,535,924       4,033,207       710,386        123,411
                                                 ----------      ----------      --------       --------
LIABILITIES:
Cash overdraft................................           --              --            --            779
Dividends payable.............................       21,019          16,058         1,917            314
Payable for shares redeemed...................           --              16            --             --
Accrued expenses and other payables:
     Investment advisory fees.................        1,554           1,054           173             26
     Administration fees......................          799             526           100             10
     12b-1 fees...............................          346             164            36             11
     Other....................................          845             867           158             29
                                                 ----------      ----------      --------       --------
TOTAL LIABILITIES.............................       24,563          18,685         2,384          1,169
                                                 ----------      ----------      --------       --------
NET ASSETS:
Capital.......................................    5,510,880       4,014,344       708,097        122,325
Undistributed (distributions in excess of) net
  investment income...........................          193               7          (130)           (75)
Accumulated undistributed net realized gains
  (losses) from investment transactions.......          288             171            35             (8)
                                                 ----------      ----------      --------       --------
NET ASSETS....................................   $5,511,361      $4,014,522      $708,002       $122,242
                                                 ==========      ==========      ========       ========
NET ASSETS:
     Class I..................................   $3,957,737      $3,233,276      $546,013       $ 78,264
     Class A..................................    1,552,284         772,871       161,989         43,978
     Class B..................................        1,131           8,375            --             --
     Class C..................................          209              --            --             --
                                                 ----------      ----------      --------       --------
Total.........................................   $5,511,361      $4,014,522      $708,002       $122,242
                                                 ==========      ==========      ========       ========
OUTSTANDING UNITS OF BENEFICIAL INTEREST (SHARES):
     Class I..................................    3,957,367       3,233,132       546,103         78,301
     Class A..................................    1,552,176         772,840       161,993         44,000
     Class B..................................        1,131           8,374            --             --
     Class C..................................          209              --            --             --
                                                 ----------      ----------      --------       --------
Total.........................................    5,510,883       4,014,346       708,096        122,301
                                                 ==========      ==========      ========       ========
Net asset value -- offering and redemption
  price per share (Class I, Class A, Class B,
  and Class C shares).........................   $     1.00      $     1.00      $   1.00       $   1.00
                                                 ==========      ==========      ========       ========

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS              FOR THE SIX MONTHS ENDED DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

                                              U.S. TREASURY                                     OHIO
                                               SECURITIES        PRIME        MUNICIPAL      MUNICIPAL
                                              MONEY MARKET    MONEY MARKET   MONEY MARKET   MONEY MARKET
                                                  FUND            FUND           FUND           FUND
                                              -------------   ------------   ------------   ------------
INVESTMENT INCOME:
Interest income.............................    $136,637        $98,467        $13,231         $2,081
Dividend income.............................          --             --             49             35
Income from securities lending..............           5             --             --             --
                                                --------        -------        -------         ------
Total Income................................     136,642         98,467         13,280          2,116
                                                --------        -------        -------         ------
EXPENSES:
Investment advisory fees....................       9,104          6,150          1,356            186
Administration fees.........................       4,235          2,860            631            101
12b-1 fees (Class A)........................       1,839            836            196             52
12b-1 fees (Class B)........................           3             27             --             --
12b-1 fees (Class C)........................           1             --             --             --
Custodian and accounting fees...............          92             65             40              9
Legal and audit fees........................          61             31             16              5
Trustees' fees and expenses.................          33             18              7              1
Transfer agent fees.........................          40             59             23             16
Registration and filing fees................         274            183            104             21
Printing costs..............................         121             62             24              3
Other.......................................          76             22              8              1
                                                --------        -------        -------         ------
Total expense before waivers................      15,879         10,313          2,405            395
Less waivers................................        (780)          (664)          (427)           (82)
                                                --------        -------        -------         ------
Net Expenses................................      15,099          9,649          1,978            313
                                                --------        -------        -------         ------
Net Investment Income.......................     121,543         88,818         11,302          1,803
                                                --------        -------        -------         ------
REALIZED GAINS (LOSSES) FROM INVESTMENT
  TRANSACTIONS:
Net realized gains (losses) from investment
  transactions..............................         248             82             37             --
                                                --------        -------        -------         ------
Net increase in net assets resulting from
  operations................................    $121,791        $88,900        $11,339         $1,803
                                                ========        =======        =======         ======

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

                                                  U.S. TREASURY SECURITIES              PRIME
                                                     MONEY MARKET FUND            MONEY MARKET FUND
                                                 --------------------------   --------------------------
                                                  SIX MONTHS       YEAR        SIX MONTHS       YEAR
                                                    ENDED          ENDED         ENDED          ENDED
                                                 DECEMBER 31,    JUNE 30,     DECEMBER 31,    JUNE 30,
                                                     1998          1998           1998          1998
                                                 ------------   -----------   ------------   -----------
                                                 (UNAUDITED)                  (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
     Net investment income.....................  $   121,543    $   165,715   $    88,818    $   171,341
     Net realized gains (losses) from
       investment transactions.................          248             40            82             89
                                                 -----------    -----------   -----------    -----------
Change in net assets resulting from
  operations...................................      121,791        165,755        88,900        171,430
                                                 -----------    -----------   -----------    -----------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
     From net investment income................      (88,507)      (129,665)      (72,472)      (144,494)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
     From net investment income................      (33,023)       (36,044)      (16,237)       (26,806)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
     From net investment income................          (11)            (6)         (109)           (41)
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
     From net investment income................           (2)            --(a)          --            --
                                                 -----------    -----------   -----------    -----------
Change in net assets from shareholder
  distributions................................     (121,543)      (165,715)      (88,818)      (171,341)
                                                 -----------    -----------   -----------    -----------
CAPITAL TRANSACTIONS:
     Proceeds from shares issued...............    5,544,706      8,548,866     3,946,221      7,765,924
     Proceeds from shares issued in
       acquisition.............................    1,232,968             --            --             --
     Dividends reinvested......................       11,894         11,731        10,615         18,174
     Cost of shares redeemed...................   (5,165,595)    (7,447,086)   (3,166,297)    (7,457,318)
                                                 -----------    -----------   -----------    -----------
Change in net assets from share transactions...    1,623,973      1,113,511       790,539        326,780
                                                 -----------    -----------   -----------    -----------
Change in net assets...........................    1,624,221      1,113,551       790,621        326,869
NET ASSETS:
     Beginning of period.......................    3,887,140      2,773,589     3,223,901      2,897,032
                                                 -----------    -----------   -----------    -----------
     End of period.............................  $ 5,511,361    $ 3,887,140   $ 4,014,522    $ 3,223,901
                                                 ===========    ===========   ===========    ===========
SHARE TRANSACTIONS:
     Issued....................................    5,544,657      8,548,866     3,946,221      7,765,927
     Issued in acquisition.....................    1,233,021             --            --             --
     Reinvested................................       11,894         11,731        10,615         18,174
     Redeemed..................................   (5,165,593)    (7,447,086)   (3,166,297)    (7,457,319)
                                                 -----------    -----------   -----------    -----------
Change in shares...............................    1,623,979      1,113,511       790,539        326,782
                                                 ===========    ===========   ===========    ===========

------------

(a) Amount is less than $1,000.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

                                                          MUNICIPAL                 OHIO MUNICIPAL
                                                      MONEY MARKET FUND           MONEY MARKET FUND
                                                  --------------------------   ------------------------
                                                   SIX MONTHS       YEAR        SIX MONTHS      YEAR
                                                     ENDED          ENDED         ENDED         ENDED
                                                  DECEMBER 31,    JUNE 30,     DECEMBER 31,   JUNE 30,
                                                      1998          1998           1998         1998
                                                  ------------   -----------   ------------   ---------
                                                  (UNAUDITED)                  (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
     Net investment income......................   $  11,302     $    18,959    $   1,803     $   3,307
     Net realized gains (losses) from investment
       transactions.............................          37              11           --             8
                                                   ---------     -----------    ---------     ---------
Change in net assets resulting from
  operations....................................      11,339          18,970        1,803         3,315
                                                   ---------     -----------    ---------     ---------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
     From net investment income.................      (9,173)        (16,050)      (1,229)       (2,208)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
     From net investment income.................      (2,129)         (2,909)        (574)       (1,099)
                                                   ---------     -----------    ---------     ---------
Change in net assets from shareholder
  distributions.................................     (11,302)        (18,959)      (1,803)       (3,307)
                                                   ---------     -----------    ---------     ---------
CAPITAL TRANSACTIONS:
     Proceeds from shares issued................     802,671       1,494,647      206,910       312,708
     Proceeds from shares issued in
       acquisition..............................     109,768              --           --            --
     Dividends reinvested.......................       1,468           1,841          591         1,062
     Cost of shares redeemed....................    (808,878)     (1,409,168)    (201,583)     (284,375)
                                                   ---------     -----------    ---------     ---------
Change in net assets from share transactions....     105,029          87,320        5,918        29,395
                                                   ---------     -----------    ---------     ---------
Change in Net Assets............................     105,066          87,331        5,918        29,403
NET ASSETS:
     Beginning of period........................     602,936         515,605      116,324        86,921
                                                   ---------     -----------    ---------     ---------
     End of period..............................   $ 708,002     $   602,936    $ 122,242     $ 116,324
                                                   =========     ===========    =========     =========
SHARE TRANSACTIONS:
     Issued.....................................     802,686       1,494,647      206,910       312,708
     Issued in acquisition......................     109,753              --           --            --
     Reinvested.................................       1,468           1,841          591         1,062
     Redeemed...................................    (808,877)     (1,409,168)    (201,582)     (284,375)
                                                   ---------     -----------    ---------     ---------
Change in shares................................     105,030          87,320        5,919        29,395
                                                   =========     ===========    =========     =========

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                  DECEMBER 31, 1998
(Unaudited)

1. ORGANIZATION:

   The One Group (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company established as a Massachusetts business trust. The accompanying financial statements and financial highlights are those of the U.S. Treasury Securities Money Market Fund, the Prime Money Market Fund, the Municipal Money Market Fund, and the Ohio Municipal Money Market Fund (individually, a "Fund"; collectively, the "Funds") only. Each Fund is a diversified mutual fund, except the Ohio Municipal Money Market Fund which is non-diversified.

   The Funds' investment objectives are as follows:

      FUND--------------------------------------       OBJECTIVE---------------------------------------
      U.S. Treasury Securities Money Market Fund       Current income with liquidity and stability of
                                                        principal.

      Prime Money Market Fund                          Current income with liquidity and stability of
                                                        principal.

      Municipal Money Market Fund                      As high a level of current interest income
                                                        exempt from Federal income tax as is consistent
                                                        with capital preservation and stability of
                                                        principal.

      Ohio Municipal Money Market Fund                 As high a level of current interest income
                                                        exempt from Federal income tax and Ohio
                                                        personal income tax as is consistent with
                                                        capital preservation and stability of
                                                        principal.

   On October 2, 1998, First Chicago NBD Corporation merged with and into BANC ONE CORPORATION at which time it was renamed BANK ONE CORPORATION. The Pegasus Funds are proprietary funds of the merged company. BANK ONE CORPORATION has now begun the process of reorganizing the Pegasus Funds into The One Group Family of Mutual Funds. On November 19, 1998 and January 12, 1999, respectively, the Boards of Trustees of the Trust and the Pegasus Funds approved a proposed Agreement and Plan of Reorganization, which is subject to Pegasus shareholder approval. Assuming approval by Pegasus shareholders, it is anticipated the reorganization transaction will occur in March, 1999. The reorganization is intended to be effected on a tax-free basis by exchanging the net assets of the following Pegasus funds for shares of the corresponding fund of The One Group:

      LIQUIDATING PEGASUS FUND-----------------------------       ONE GROUP FUND-----------------------
      Money Market                                                Prime Money Market
      Treasury Money Market                                       U.S. Treasury Securities Money Market
      Municipal Money Market                                      Municipal Money Market

2. SIGNIFICANT ACCOUNTING POLICIES:

   The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1998
(Unaudited)

      SECURITY VALUATION

      Securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security. In addition, the Funds may not (a) purchase any instrument with a remaining maturity greater than 397 days unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted average maturity which exceeds 90 days.

      REPURCHASE AGREEMENTS

      The Funds may invest in repurchase agreements with institutions that are deemed by Banc One Investment Advisors Corporation (the "Advisor") to be of good standing and creditworthy under guidelines established by the Board of Trustees. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the Fund to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest. Repurchase agreements are considered to be loans by a fund under the 1940 Act.

      SECURITY TRANSACTIONS AND RELATED INCOME

      Security transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined on the specific identification cost method. Interest income and expenses are recognized on the accrual basis. Interest income, including any discount or premium, is accrued as earned using the straightline amortized cost method.

      SECURITIES LENDING

      To generate additional income, the Funds may lend up to 33 1/3% of securities in which they are invested pursuant to agreements requiring that the loan be continuously secured by cash, U.S. Government or U.S. Government Agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities lent. The Funds continue to earn interest on securities lent while simultaneously seeking to earn interest on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the market value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Advisor to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments. As of December 31, 1998, the Funds had no securities on loan.

      EXPENSES

      Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses which are attributable to more than one fund of the Trust are allocated among the respective Funds. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees.

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1998
(Unaudited)

      DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

      Dividends from net investment income are declared daily and paid monthly. Net income for this purpose consists of interest accrued and discount earned (including both original issue discount and market discount) less amortization of any market premium and accrued expenses. Net realized capital gains, if any, are distributed at least annually. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are due to differences in separate class expenses.

      Net investment income and net capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of expiring capital loss carryforwards and deferrals of certain losses. Permanent book and tax differences, if any, have been reclassified among the components of net assets.

      FEDERAL INCOME TAXES

      Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

3. SHARES OF BENEFICIAL INTEREST:

   The Trust has an unlimited number of shares of beneficial interest, with no par value, which may, without shareholder approval, be divided into an unlimited number of series of such shares, and any series may be classified or reclassified into one or more classes. The Trust is registered to offer forty series and five classes of shares: Class I, Class A, Class B, Class C and Service Class. Prior to November 1, 1998 Class I was known as Fiduciary Class. Currently, the Trust consists of thirty-four active funds. The Funds are each authorized to issue Class I, Class A and Class C Shares. In addition, the U.S. Treasury Securities Money Market Fund and the Prime Money Market Fund are authorized to issue Class B and Service Class Shares. As of December 31, 1998 there were no shareholders in Class C (except for the U.S. Treasury Securities Money Market Fund) or the Service Class. Shareholders are entitled to one vote for each full share held and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series. The following is a summary of transactions in Fund shares for the periods ending December 31, 1998 and June 30, 1998:

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1998
(Amounts in thousands)

                                                              U.S. TREASURY SECURITIES              PRIME
                                                                  MONEY MARKET FUND           MONEY MARKET FUND
                                                              -------------------------   -------------------------
                                                               SIX MONTHS       YEAR       SIX MONTHS       YEAR
                                                                 ENDED         ENDED         ENDED         ENDED
                                                              DECEMBER 31,    JUNE 30,    DECEMBER 31,    JUNE 30,
                                                                  1998          1998          1998          1998
                                                              ------------   ----------   ------------   ----------
                                                              (UNAUDITED)                 (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS I SHARES:
  Proceeds from shares issued...............................   $4,022,166    $6,794,618    $3,129,649    $5,665,895
  Proceeds from shares issued in acquisition................      596,344            --            --            --
  Dividends reinvested......................................          209           443           747         1,891
  Cost of shares redeemed...................................   (3,686,766)   (6,012,860)   (2,513,884)   (5,614,930)
                                                               ----------    ----------    ----------    ----------
  Change in net assets from Class I Share transactions......      931,953       782,201       616,512        52,856
                                                               ==========    ==========    ==========    ==========
CLASS A SHARES:
  Proceeds from shares issued...............................   $1,521,171    $1,753,840    $  803,025    $2,096,713
  Proceeds from shares issued in acquisition................      636,624            --            --            --
  Dividends reinvested......................................       11,675        11,283         9,790        16,253
  Cost of shares redeemed...................................   (1,478,608)   (1,433,946)     (645,250)   (1,840,335)
                                                               ----------    ----------    ----------    ----------
  Change in net assets from Class A Share transactions......   $  690,862    $  331,177    $  167,565    $  272,631
                                                               ==========    ==========    ==========    ==========
CLASS B SHARES:
  Proceeds from shares issued...............................   $    1,162    $      407    $   13,547    $    3,316
  Dividends reinvested......................................            8             5            78            30
  Cost of shares redeemed...................................         (220)         (280)       (7,163)       (2,053)
                                                               ----------    ----------    ----------    ----------
  Change in net assets from Class B Share transactions......   $      950    $      132    $    6,462    $    1,293
                                                               ==========    ==========    ==========    ==========
CLASS C SHARES:
  Proceeds from shares issued...............................   $      207    $        1
  Dividends reinvested......................................            2            --
  Cost of shares redeemed...................................           (1)           --
                                                               ----------    ----------
  Change in net assets from Class C Share transactions......   $      208    $        1
                                                               ==========    ==========
SHARE TRANSACTIONS:
CLASS I SHARES:
  Issued....................................................    4,022,170     6,794,618     3,129,649     5,665,897
  Issued in acquisition.....................................      596,344            --            --            --
  Reinvested................................................          209           443           747         1,891
  Redeemed..................................................   (3,686,765)   (6,012,860)   (2,513,884)   (5,614,931)
                                                               ----------    ----------    ----------    ----------
  Change in Class I Shares..................................      931,958       782,201       616,512        52,857
                                                               ==========    ==========    ==========    ==========
CLASS A SHARES:
  Issued....................................................    1,521,118     1,753,840       803,025     2,096,713
  Issued in acquisition.....................................      636,677            --            --            --
  Reinvested................................................       11,675        11,283         9,790        16,253
  Redeemed..................................................   (1,478,607)   (1,433,946)     (645,250)   (1,840,335)
                                                               ----------    ----------    ----------    ----------
  Change in Class A Shares..................................      690,863       331,177       167,565       272,631
                                                               ==========    ==========    ==========    ==========
CLASS B SHARES:
  Issued....................................................        1,162           407        13,547         3,317
  Reinvested................................................            8             5            78            30
  Redeemed..................................................         (220)         (280)       (7,163)       (2,053)
                                                               ----------    ----------    ----------    ----------
  Change in Class B Shares..................................          950           132         6,462         1,294
                                                               ==========    ==========    ==========    ==========
CLASS C SHARES:
  Issued....................................................          207             1
  Reinvested................................................            2            --
  Redeemed..................................................           (1)           --
                                                               ----------    ----------
  Change in Class C Shares..................................          208             1
                                                               ==========    ==========

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1998
(Amounts in thousands)

                                                                      MUNICIPAL                OHIO MUNICIPAL
                                                                  MONEY MARKET FUND           MONEY MARKET FUND
                                                              -------------------------   -------------------------
                                                               SIX MONTHS       YEAR       SIX MONTHS       YEAR
                                                                 ENDED         ENDED         ENDED         ENDED
                                                              DECEMBER 31,    JUNE 30,    DECEMBER 31,    JUNE 30,
                                                                  1998          1998          1998          1998
                                                              ------------   ----------   ------------   ----------
                                                              (UNAUDITED)                 (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS I SHARES:
  Proceeds from shares issued...............................   $  571,368    $1,087,776    $  133,179    $  199,296
  Proceeds from shares issued in acquisition................       45,820            --            --            --
  Dividends reinvested......................................           92           171            30            55
  Cost of shares redeemed...................................     (569,423)   (1,057,248)     (132,169)     (178,572)
                                                               ----------    ----------    ----------    ----------
  Change in net assets from Class I Share transactions......   $   47,857    $   30,699    $    1,040    $   20,779
                                                               ==========    ==========    ==========    ==========
CLASS A SHARES:
  Proceeds from shares issued...............................   $  231,303    $  406,871    $   73,731    $  113,412
  Proceeds from shares issued in acquisition................       63,948            --            --            --
  Dividends reinvested......................................        1,376         1,670           561         1,007
  Cost of shares redeemed...................................     (239,455)     (351,920)      (69,414)     (105,803)
                                                               ----------    ----------    ----------    ----------
  Change in net assets from Class A Share transactions......   $   57,172    $   56,621    $    4,878    $    8,616
                                                               ==========    ==========    ==========    ==========
SHARE TRANSACTIONS:
CLASS I SHARES:
  Issued....................................................      571,368     1,087,776       133,179       199,296
  Issued in acquisition.....................................       45,820            --            --            --
  Reinvested................................................           92           171            30            55
  Redeemed..................................................     (569,422)   (1,057,248)     (132,168)     (178,572)
                                                               ----------    ----------    ----------    ----------
  Change in Class I Shares..................................       47,858        30,699         1,041        20,779
                                                               ==========    ==========    ==========    ==========
CLASS A SHARES:
  Issued....................................................      231,318       406,871        73,731       113,412
  Issued in acquisition.....................................       63,933            --            --            --
  Reinvested................................................        1,376         1,670           561         1,007
  Redeemed..................................................     (239,455)     (351,920)      (69,414)     (105,803)
                                                               ----------    ----------    ----------    ----------
  Change in Class A Shares..................................       57,172        56,621         4,878         8,616
                                                               ==========    ==========    ==========    ==========

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1998
(Unaudited)

4. INVESTMENT ADVISORY, ADMINISTRATIVE, AND DISTRIBUTION AGREEMENTS:

   The Trust and the Advisor, are parties to an investment advisory agreement under which the Advisor is entitled to receive an annual fee, computed daily and paid monthly, equal to 0.35% of the average daily net assets of the U.S. Treasury Securities Money Market Fund, the Prime Money Market Fund and the Municipal Money Market Fund and 0.30% of the average daily net assets of the Ohio Municipal Money Market Fund.

   The Trust and The One Group Services Company (the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., are parties to an administration agreement under which the Administrator provides services for a fee that is computed daily and paid monthly, at an annual rate of 0.20% on each Fund's average daily net assets on the first $1.5 billion of Trust net assets (excluding the Investor Growth Fund, the Investor Growth & Income Fund, the Investor Conservative Growth Fund and the Investor Balanced Fund (the "Investor Funds") and the Treasury Only Money Market Fund and the Government Money Market Fund (the "Institutional Money Market Funds")); 0.18% on the next $0.5 billion of Trust net assets (excluding the Investor Funds and the Institutional Money Market Funds); and 0.16% on Trust net assets (excluding the Investor Funds and the Institutional Money Market Funds) over $2 billion. The Advisor also serves as Sub-Administrator to each Fund of the Trust, pursuant to an agreement between the Administrator and the Advisor. Pursuant to this agreement, the Advisor performs many of the Administrator's duties, for which the Advisor receives a fee paid by the Administrator.

   The Trust and The One Group Services Company (the "Distributor") are parties to a distribution agreement under which shares of the Funds are sold on a continuous basis. Class A Shares, Class B Shares, Class C Shares and Service Class Shares are subject to distribution and shareholder services plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act. As provided in the Plans, the Trust will pay the Distributor a fee of 0.25% of the average daily net assets of Class A shares of each of the Funds, 1.00% of the average daily net assets of Class B and Class C Shares and 0.75% of the average daily net assets of the Service Class Shares of each of the Funds. The Distributor has voluntarily agreed to limit payments under the Plans to 0.55% of average daily net assets of the Service Class Shares of each Fund. Up to 0.25% of the fees payable under the Plans may be used as compensation of shareholder services by the Distributor and/or financial institutions and intermediaries. Fees paid under the Plans may be applied by the Distributor toward (i) compensation for its services in connection with distribution assistance or provision of shareholder services; or (ii) payments to financial institutions and intermediaries such as banks (including affiliates of the Advisor), brokers, dealers and other institutions, including the Distributor's affiliates and subsidiaries as compensation for services or reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. Class I Shares of each Fund are offered without distribution fees.

   Certain officers of the Trust are affiliated with the Administrator. Such officers receive no compensation from the Funds for serving in their respective roles.

   The Advisor, Administrator and the Distributor voluntarily agreed to waive a portion of their fees. For the period ended December 31, 1998, fees in the following amounts were waived from the Funds (amounts in thousands):

                                                                 INVESTMENT
                                                                  ADVISORY      ADMINISTRATION
                                                                 FEES WAIVED     FEES WAIVED
                                                                 -----------    --------------
   U.S. Treasury Securities Money Market Fund..................     $780             $ --
   Prime Money Market Fund.....................................      527              137
   Municipal Money Market Fund.................................      368               59
   Ohio Municipal Money Market Fund............................       37               45

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1998
(Unaudited)

5. CONCENTRATION OF CREDIT RISK:

   The Ohio Municipal Money Market Fund invests primarily in debt obligations issued by the State of Ohio and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Fund is more susceptible to economic and political factors adversely affecting issuers of Ohio's specific municipal securities than are municipal money market funds that are not concentrated in these issuers to the same extent.

6. REORGANIZATIONS:

   The trust entered an agreement and plan of reorganization and liquidation ("the Reorganization") with the Marquis Family of Funds (the "Marquis Funds") pursuant to which all of the assets and liabilities of each Marquis Fund transferred to a fund of The One Group in exchange for shares of the corresponding Fund of The One Group. The Reorganization, which qualified as a tax-free exchange for Federal income tax purposes, was completed on August 10, 1998 following approval by shareholders of The Marquis Funds at a special Shareholder Meeting. The following is a summary of shares outstanding and net assets immediately before and after the Reorganization.

                                                                                                  AFTER
                                                          BEFORE REORGANIZATION               REORGANIZATION
                                                   ------------------------------------      ----------------
                                                   MARQUIS TREASURY     U.S. TREASURY         U.S. TREASURY
                                                   SECURITIES MONEY    SECURITIES MONEY      SECURITIES MONEY
                                                     MARKET FUND         MARKET FUND           MARKET FUND
                                                   ----------------    ----------------      ----------------
    Shares.......................................      1,233,021           4,529,296             5,762,317
    Net assets...................................     $1,232,968          $4,529,532            $5,762,500

                                                                                               AFTER
                                                            BEFORE REORGANIZATION          REORGANIZATION
                                                         ----------------------------      --------------
                                                         MARQUIS TAX      MUNICIPAL          MUNICIPAL
                                                         EXEMPT MONEY    MONEY MARKET       MONEY MARKET
                                                         MARKET FUND         FUND               FUND
                                                         ------------    ------------      --------------
    Shares.............................................     109,753         839,967            949,720
    Net assets.........................................    $109,768        $839,836           $949,604

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                               U.S. TREASURY SECURITIES MONEY MARKET FUND
                              -----------------------------------------------------------------------------
                                                                 CLASS I
                              -----------------------------------------------------------------------------
                               SIX MONTHS
                                 ENDED                             YEAR ENDED JUNE 30,
                              DECEMBER 31,    -------------------------------------------------------------
                                  1998           1998         1997          1996         1995        1994
                              ------------    ----------   ----------    ----------   ----------   --------
                              (UNAUDITED)
NET ASSET VALUE, BEGINNING
  OF PERIOD...............     $    1.000     $    1.000   $    1.000    $    1.000   $    1.000   $  1.000
                               ----------     ----------   ----------    ----------   ----------   --------
Investment Activities:
  Net investment income...          0.024          0.051        0.050         0.052        0.050      0.030
                               ----------     ----------   ----------    ----------   ----------   --------
Distributions:
  Net investment income...         (0.024)        (0.051)      (0.050)(a)    (0.052)      (0.050)    (0.030)
                               ----------     ----------   ----------    ----------   ----------   --------
NET ASSET VALUE, END OF
  PERIOD..................     $    1.000     $    1.000   $    1.000    $    1.000   $    1.000   $  1.000
                               ==========     ==========   ==========    ==========   ==========   ========
Total Return..............           2.43%(b)       5.19%        5.07%         5.34%        5.07%      3.01%

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of
     period (000).........     $3,957,737     $3,025,608   $2,243,376    $1,844,590   $1,178,091   $969,326
  Ratio of expenses to
     average net assets...           0.51%(c)       0.52%        0.46%         0.42%        0.41%      0.40%
  Ratio of net investment
     income to average net
     assets...............           4.75%(c)       5.07%        4.95%         5.17%        4.96%      3.02%
  Ratio of expenses to
     average net assets*..           0.54%(c)       0.60%        0.57%         0.56%        0.59%      0.58%
  Ratio of net investment
     income to average net
     assets *.............           4.72%(c)       4.99%        4.84%         5.03%        4.78%      2.84%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Includes $.000002 short term capital gain.
(b) Not annualized.
(c) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                    U.S. TREASURY SECURITIES MONEY MARKET FUND
                                        -------------------------------------------------------------------
                                                                      CLASS A
                                        -------------------------------------------------------------------
                                         SIX MONTHS
                                           ENDED                        YEAR ENDED JUNE 30,
                                        DECEMBER 31,    ---------------------------------------------------
                                            1998          1998       1997        1996      1995      1994
                                        ------------    --------   --------    --------   -------   -------
                                        (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
  PERIOD.............................    $    1.000     $  1.000   $  1.000    $  1.000   $ 1.000   $ 1.000
                                         ----------     --------   --------    --------   -------   -------
Investment Activities:
  Net investment income..............         0.023        0.048      0.047       0.050     0.047     0.027
                                         ----------     --------   --------    --------   -------   -------
Distributions:
  Net investment income..............        (0.023)      (0.048)    (0.047)(a)  (0.050)   (0.047)   (0.027)
                                         ----------     --------   --------    --------   -------   -------
NET ASSET VALUE, END OF PERIOD.......    $    1.000     $  1.000   $  1.000    $  1.000   $ 1.000   $ 1.000
                                         ==========     ========   ========    ========   =======   =======
Total Return.........................          2.30%(b)     4.92%      4.81%       5.08%     4.81%     2.76%

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)..    $1,552,284     $861,350   $530,164    $110,864   $98,723   $53,423
  Ratio of expenses to average net
     assets..........................          0.76%(c)     0.77%      0.72%       0.67%     0.66%     0.63%
  Ratio of net investment income to
     average net assets..............          4.49%(c)     4.82%      4.71%       4.92%     4.71%     2.81%
  Ratio of expenses to average net
     assets*.........................          0.79%(c)     0.86%      0.93%       0.91%     0.94%     0.87%
  Ratio of net investment income to
     average net assets*.............          4.46%(c)     4.73%      4.50%       4.68%     4.43%     2.57%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Includes $.000002 short term capital gain.
(b) Not annualized.
(c) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                        U.S. TREASURY SECURITIES
                                                                           MONEY MARKET FUND
                                                                ----------------------------------------
                                                                                CLASS B
                                                                ----------------------------------------
                                                                 SIX MONTHS                 NOVEMBER 21,
                                                                   ENDED       YEAR ENDED     1996 TO
                                                                DECEMBER 31,    JUNE 30,      JUNE 30,
                                                                    1998          1998        1997(a)
                                                                ------------   ----------   ------------
                                                                (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD........................      $ 1.000       $ 1.000       $ 1.000
                                                                  -------       -------       -------
Investment Activities:
  Net investment income.....................................        0.019         0.041         0.024
                                                                  -------       -------       -------
Distributions:
  Net investment income.....................................       (0.019)       (0.041)       (0.024)(b)
                                                                  -------       -------       -------
NET ASSET VALUE, END OF PERIOD..............................      $ 1.000       $ 1.000       $ 1.000
                                                                  =======       =======       =======
Total Return................................................         1.92%(c)      4.14%         2.44%(c)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................      $ 1,131       $   181       $    49
  Ratio of expenses to average net assets...................         1.51%(d)      1.52%         1.48%(d)
  Ratio of net investment income to average net assets......         3.60%(d)      4.06%         3.97%(d)
  Ratio of expenses to average net assets*..................         1.54%(d)      1.60%         1.59%(d)
  Ratio of net investment income to average net assets*.....         3.57%(d)      3.98%         3.86%(d)

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Includes $.000002 short term capital gain.
(c) Not annualized.
(d) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                 U.S. TREASURY SECURITIES
                                                                     MONEY MARKET FUND
                                                                ---------------------------
                                                                          CLASS C
                                                                ---------------------------
                                                                 SIX MONTHS    FEBRUARY 18,
                                                                   ENDED         1998 TO
                                                                DECEMBER 31,     JUNE 30,
                                                                    1998         1998(a)
                                                                ------------   ------------
                                                                (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD.......................................       $1.000         $1.000
                                                                   ------         ------
Investment Activities:
  Net investment income.....................................        0.019          0.015
                                                                   ------         ------
Distributions:
  Net investment income.....................................       (0.019)        (0.015)
                                                                   ------         ------
NET ASSET VALUE,
  END OF PERIOD.............................................       $1.000         $1.000
                                                                   ======         ======
Total Return................................................         1.91%(b)       1.47%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................       $  209         $    1
  Ratio of expenses to average net assets...................         1.52%(c)       1.57%(c)
  Ratio of net investment income to average net assets......         3.56%(c)       4.01%(c)
  Ratio of expenses to average net assets*..................         1.55%(c)       1.57%(c)
  Ratio of net investment income to average net assets*.....         3.53%(c)       4.01%(c)

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                        PRIME MONEY MARKET FUND
                             ------------------------------------------------------------------------------
                                                                CLASS I
                             ------------------------------------------------------------------------------
                              SIX MONTHS
                                ENDED                             YEAR ENDED JUNE 30,
                             DECEMBER 31,    --------------------------------------------------------------
                                 1998           1998         1997         1996         1995         1994
                             ------------    ----------   ----------   ----------   ----------   ----------
                             (UNAUDITED)
NET ASSET VALUE, BEGINNING
  OF PERIOD................   $    1.000     $    1.000   $    1.000   $    1.000   $    1.000   $    1.000
                              ----------     ----------   ----------   ----------   ----------   ----------
Investment Activities:
  Net investment income....        0.026          0.053        0.051        0.054        0.052        0.031
                              ----------     ----------   ----------   ----------   ----------   ----------
Distributions:
  Net investment income....       (0.026)        (0.053)      (0.051)      (0.054)      (0.052)      (0.031)
                              ----------     ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, END OF
  PERIOD...................   $    1.000     $    1.000   $    1.000   $    1.000   $    1.000   $    1.000
                              ==========     ==========   ==========   ==========   ==========   ==========
Total Return...............         2.60%(a)       5.39%        5.20%        5.49%        5.34%        3.19%

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of
     period (000)..........   $3,233,276     $2,616,698   $2,563,768   $2,186,562   $1,965,416   $1,600,876
  Ratio of expenses to
     average net assets....         0.50%(b)       0.51%        0.48%        0.44%        0.41%        0.40%
  Ratio of net investment
     income to average net
     assets................         5.10%(b)       5.26%        5.08%        5.34%        5.27%        3.18%
  Ratio of expenses to
     average net assets*...         0.54%(b)       0.58%        0.56%        0.55%        0.57%        0.59%
  Ratio of net investment
     income to average net
     assets*...............         5.06%(b)       5.19%        5.00%        5.23%        5.12%        2.99%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                             PRIME MONEY MARKET FUND
                                       -------------------------------------------------------------------
                                                                     CLASS A
                                       -------------------------------------------------------------------
                                        SIX MONTHS
                                          ENDED                        YEAR ENDED JUNE 30,
                                       DECEMBER 31,    ---------------------------------------------------
                                           1998          1998       1997       1996       1995      1994
                                       ------------    --------   --------   --------   --------   -------
                                       (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
  PERIOD.............................    $  1.000      $  1.000   $  1.000   $  1.000   $  1.000   $ 1.000
                                         --------      --------   --------   --------   --------   -------
Investment Activities:
  Net investment income..............       0.025         0.050      0.048      0.051      0.050     0.027
                                         --------      --------   --------   --------   --------   -------
Distributions:
  Net investment income..............      (0.025)       (0.050)    (0.048)    (0.051)    (0.050)   (0.027)
                                         --------      --------   --------   --------   --------   -------
NET ASSET VALUE, END OF PERIOD.......    $  1.000      $  1.000   $  1.000   $  1.000   $  1.000   $ 1.000
                                         ========      ========   ========   ========   ========   =======
Total Return.........................        2.48%(a)      5.13%      4.94%      5.22%      5.08%     2.93%

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)..    $772,871      $605,291   $332,646   $315,374   $201,968   $74,759
  Ratio of expenses to average net
     assets..........................        0.75%(b)      0.76%      0.73%      0.69%      0.67%     0.65%
  Ratio of net investment income to
     average net assets..............        4.85%(b)      5.01%      4.83%      5.09%      5.02%     2.92%
  Ratio of expenses to average net
     assets*.........................        0.79%(b)      0.83%      0.91%      0.90%      0.92%     0.90%
  Ratio of net investment income to
     average net assets*.............        4.81%(b)      4.94%      4.65%      4.88%      4.77%     2.67%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                        PRIME MONEY MARKET FUND
                                                                ----------------------------------------
                                                                                CLASS B
                                                                ----------------------------------------
                                                                 SIX MONTHS                 NOVEMBER 21,
                                                                   ENDED       YEAR ENDED     1996 TO
                                                                DECEMBER 31,    JUNE 30,      JUNE 30,
                                                                    1998          1998        1997(a)
                                                                ------------   ----------   ------------
                                                                (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD........................      $ 1.000       $ 1.000       $ 1.000
                                                                  -------       -------       -------
Investment Activities:
  Net investment income.....................................        0.021         0.043         0.026
                                                                  -------       -------       -------
Distributions:
  Net investment income.....................................       (0.021)       (0.043)       (0.026)
                                                                  -------       -------       -------
NET ASSET VALUE, END OF PERIOD..............................      $ 1.000       $ 1.000       $ 1.000
                                                                  =======       =======       =======
Total Return................................................         2.09%(b)      4.35%         2.63%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................      $ 8,375       $ 1,912       $   618
  Ratio of expenses to average net assets...................         1.50%(c)      1.51%         1.51%(c)
  Ratio of net investment income to average net assets......         4.07%(c)      4.25%         4.16%(c)
  Ratio of expenses to average net assets*..................         1.54%(c)      1.57%         1.59%(c)
  Ratio of net investment income to average net assets*.....         4.03%(c)      4.19%         4.08%(c)

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                         MUNICIPAL MONEY MARKET FUND
                                     --------------------------------------------------------------------
                                                                   CLASS I
                                     --------------------------------------------------------------------
                                      SIX MONTHS
                                        ENDED                        YEAR ENDED JUNE 30,
                                     DECEMBER 31,    ----------------------------------------------------
                                         1998          1998       1997       1996       1995       1994
                                     ------------    --------   --------   --------   --------   --------
                                     (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
  PERIOD...........................    $  1.000      $  1.000   $  1.000   $  1.000   $  1.000   $  1.000
                                       --------      --------   --------   --------   --------   --------
Investment Activities:
  Net investment income............       0.015         0.032      0.031      0.033      0.032      0.021
                                       --------      --------   --------   --------   --------   --------
Distributions:
  Net investment income............      (0.015)       (0.032)    (0.031)    (0.033)    (0.032)    (0.021)
                                       --------      --------   --------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD.....    $  1.000      $  1.000   $  1.000   $  1.000   $  1.000   $  1.000
                                       ========      ========   ========   ========   ========   ========
Total Return.......................        1.51%(a)      3.27%      3.19%      3.34%      3.28%      2.16%

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period
     (000).........................    $546,013      $498,127   $467,420   $459,807   $437,743   $352,702
  Ratio of expenses to average net
     assets........................        0.46%(b)      0.45%      0.43%      0.41%      0.41%      0.40%
  Ratio of net investment income to
     average net assets............        2.97%(b)      3.22%      3.16%      3.29%      3.26%      2.13%
  Ratio of expenses to average net
     assets*.......................        0.57%(b)      0.56%      0.55%      0.59%      0.59%      0.60%
  Ratio of net investment income to
     average net assets*...........        2.86%(b)      3.11%      3.04%      3.11%      3.08%      1.93%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                           MUNICIPAL MONEY MARKET FUND
                                         ----------------------------------------------------------------
                                                                     CLASS A
                                         ----------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                      YEAR ENDED JUNE 30,
                                         DECEMBER 31,    ------------------------------------------------
                                             1998          1998      1997      1996      1995      1994
                                         ------------    --------   -------   -------   -------   -------
                                         (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD...    $  1.000      $  1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000
                                           --------      --------   -------   -------   -------   -------
Investment Activities:
  Net investment income................       0.014         0.030     0.029     0.030     0.030     0.021
                                           --------      --------   -------   -------   -------   -------
Distributions:
  Net investment income................      (0.014)       (0.030)   (0.029)   (0.030)   (0.030)   (0.021)
                                           --------      --------   -------   -------   -------   -------
NET ASSET VALUE, END OF PERIOD.........    $  1.000      $  1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000
                                           ========      ========   =======   =======   =======   =======
Total Return...........................        1.38%(a)      3.01%     2.97%     3.08%     3.02%     1.96%

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)....    $161,989      $104,809   $48,185   $50,720   $56,518   $41,595
  Ratio of expenses to average net
     assets............................        0.71%(b)      0.70%     0.68%     0.66%     0.66%     0.65%
  Ratio of net investment income to
     average net assets................        2.72%(b)      2.97%     2.91%     3.04%     3.01%     1.92%
  Ratio of expenses to average net
     assets*...........................        0.82%(b)      0.81%     0.90%     0.94%     0.94%     0.91%
  Ratio of net investment income to
     average net assets*...............        2.61%(b)      2.86%     2.69%     2.76%     2.73%     1.66%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                         OHIO MUNICIPAL MONEY MARKET FUND
                                          ---------------------------------------------------------------
                                                                      CLASS I
                                          ---------------------------------------------------------------
                                           SIX MONTHS
                                             ENDED                      YEAR ENDED JUNE 30,
                                          DECEMBER 31,    -----------------------------------------------
                                              1998         1998      1997      1996      1995      1994
                                          ------------    -------   -------   -------   -------   -------
                                          (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD....    $ 1.000       $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000
                                            -------       -------   -------   -------   -------   -------
Investment Activities:
  Net investment income.................      0.015         0.033     0.032     0.033     0.032     0.022
                                            -------       -------   -------   -------   -------   -------
Distributions:
  Net investment income.................     (0.015)       (0.033)   (0.032)   (0.032)   (0.032)   (0.022)
  In excess of net investment income....         --            --        --    (0.001)       --        --
                                            -------       -------   -------   -------   -------   -------
Total Distributions.....................     (0.015)       (0.033)   (0.032)   (0.033)   (0.032)   (0.022)
                                            -------       -------   -------   -------   -------   -------
NET ASSET VALUE, END OF PERIOD..........    $ 1.000       $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000
                                            =======       =======   =======   =======   =======   =======
Total Return............................       1.52%(a)      3.31%     3.22%     3.34%     3.20%     2.25%

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).....    $78,264       $77,224   $56,442   $55,915   $51,806   $55,375
  Ratio of expenses to average net
     assets.............................       0.42%(b)      0.40%     0.40%     0.41%     0.41%     0.34%
  Ratio of net investment income to
     average net assets.................       3.00%(b)      3.27%     3.17%     3.19%     3.13%     2.29%
  Ratio of expenses to average net
     assets*............................       0.55%(b)      0.53%     0.53%     0.71%     0.60%     0.57%
  Ratio of net investment income to
     average net assets*................       2.87%(b)      3.14%     3.04%     2.89%     2.94%     2.06%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                          OHIO MUNICIPAL MONEY MARKET FUND
                                           --------------------------------------------------------------
                                                                      CLASS A
                                           --------------------------------------------------------------
                                            SIX MONTHS
                                              ENDED                     YEAR ENDED JUNE 30,
                                           DECEMBER 31,   -----------------------------------------------
                                               1998        1998      1997      1996      1995      1994
                                           ------------   -------   -------   -------   -------   -------
                                           (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD.....    $ 1.000      $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000
                                             -------      -------   -------   -------   -------   -------
Investment Activities:
  Net investment income..................      0.014        0.030     0.029     0.030     0.029     0.021
                                             -------      -------   -------   -------   -------   -------
Distributions:
  Net investment income..................     (0.014)      (0.030)   (0.029)   (0.029)   (0.029)   (0.021)
  In excess of net investment income.....         --           --        --    (0.001)       --        --
                                             -------      -------   -------   -------   -------   -------
     Total Distributions.................     (0.014)      (0.030)   (0.029)   (0.030)   (0.029)   (0.021)
                                             -------      -------   -------   -------   -------   -------
NET ASSET VALUE, END OF PERIOD...........    $ 1.000      $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000
                                             =======      =======   =======   =======   =======   =======
Total Return.............................       1.39%(a)     3.06%     2.96%     3.08%     2.98%     2.09%

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)......    $43,978      $39,100   $30,479   $41,132   $35,790   $37,356
  Ratio of expenses to average net
     assets..............................       0.67%(b)     0.65%     0.65%     0.66%     0.63%     0.44%
  Ratio of net investment income to
     average net assets..................       2.74%(b)     2.98%     2.90%     2.94%     2.91%     2.05%
  Ratio of expenses to average net
     assets*.............................       0.80%(b)     0.78%     0.88%     1.06%     0.95%     0.94%
  Ratio of net investment income to
     average net assets*.................       2.61%(b)     2.85%     2.67%     2.54%     2.59%     1.55%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.

See notes to financial statements.

                 (This page has been left blank intentionally.)

Important Customer Information.
Please Read:

Shares of The One Group:
o are not deposits or obligations
  of, or guaranteed by, BANK ONE
  CORPORATION or its affiliates
o are not insured or guaranteed by the
  FDIC or by any other governmental
  agency or government-sponsored
  agency of the federal government
  or any state
o are subject to investment risks,
  including possible loss of the
  principal amount invested

Banc One Investment Advisors
Corporation, a registered investment
advisor and an indirect subsidiary of
BANK ONE CORPORATION, serves
as an investment advisor to The One
Group, for which it receives advisory
fees. The One Group is distributed by
The One Group Services Company,
3435 Stelzer Road, Columbus,
Ohio 43219, which is not affiliated
with BANK ONE CORPORATION and
is not a bank. Contact us at our web
site address: www.onegroup.com or
e-mail us at onegroup@onegroup.com.

For more complete information on
any of The One Group Funds, including
management fees and expenses, you may
obtain a prospectus from The One Group
Services Company. Read the prospectus
carefully before investing.




BANC ONE
INVESTMENT
ADVISORS
CORPORATION
[BANK ONE LOGO]